Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 6 — LEASES

The Company leases real estate for office space and for administrative, research, marketing and light manufacturing operations of the lessee’s aerospace related research and development business under operating leases. There are no finance leases.

The Company has eight real estate leases with lease terms ranging from 3 months to 250 months, some of which contain options to extend and some of which contain options to terminate the lease without cause at the option of lessee.

The Company’s real estate leasing agreements include terms requiring the Company to reimburse the lessor for its share of real estate taxes, insurance, operating costs and utilities which the Company accounts for as variable lease costs when incurred since the Company has elected to not separate lease and non-lease components, and hence are not included in the measurement of lease liability. For the three and nine months ended September 30, 2023 and 2022, there were no significant variable lease costs. There are no restrictions or covenants imposed by any of the leases, and none of the Company’s leases contain material residual value guarantees.

In September 2021, we signed a ground lease agreement for the development of a lunar operations center that will serve as a production and testing facility of lunar lander components and other aerospace related operations. The facility is near completion, and the lessor will reimburse up to $40.0 million for certain costs incurred by us for design, construction, and development. Management concluded that it was deemed the owner, for accounting purposes only, of the facility under build-to-suit lease accounting due to its involvement in the construction activities of the facility. Accordingly, we are accounting for the construction of the facility as a financing arrangement. As of December 31, 2022, we had capitalized $10.3 million of construction in progress and a corresponding financing obligation of $9.1 million. Upon completion of the construction, the lease agreement will have an initial term of 20 years with four optional renewal periods of 5 years each.

During the fourth quarter of 2022, construction was completed for the Small Engine Verification facility (the “SEV” facility) portion of the lunar operations center, and we took possession of the SEV facility. Upon commencement of the SEV facility portion of the lease, management determined that it qualified for sale and leaseback accounting, with the leaseback being classified as an operating lease. No gain or loss was recognized or deferred on the sale of the SEV facility, as the fair value upon completion was determined to be equal to the carrying value. As of September 30, 2023, the Company recorded right-of-use assets of $2.9 million and corresponding lease liabilities of approximately $3.2 million. As of December 31, 2022, the Company recorded right-of-use assets and corresponding lease liabilities of approximately $3.1 million.

During the third quarter of 2023, the remaining construction for the lunar operations center was near completion and we took possession of the entire facility. Upon commencement of the lease, we determined that the lunar operations center qualified for sale and leaseback accounting, with the leaseback being classified as an operating lease. No gain or loss was recognized or deferred on the sale of the lunar operations center, as the fair value upon commencement was determined to be equal to the carrying value. As of the lease commencement date, we derecognized approximately $30.4 million of construction in progress and the corresponding financing obligation of $30.4 million associated with capitalized construction costs of the lunar operations center and related reimbursements received from the lessor. We recognized operating lease right-of-use assets of $32.3 million and operating lease liabilities of $26.7 million as of the lease commencement date, which includes $5.6 million of reimbursable costs to be received from the lessor. In addition, we have approximately $10.1 million of contractual obligations to complete construction of the asset, of which $5.6 million is expected to be reimbursed by the lessor recorded as other current liabilities and $4.5 million to be funded from available cash recorded as current operating lease liabilities.

The components of total lease expense are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating lease cost	$234	$184	$690	$456
Short-term lease cost	—	—	145	—
Total lease cost	$234	$184	$835	$456

The components of supplemental cash flow information related to operating leases are as follows (in thousands):

	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$634	$574
Right-of-use assets obtained in exchange for new operating lease liabilities	$32,285	$—
Weighted average remaining lease term – operating leases (months)	229	46
Weighted average discount rate – operating leases	6.1%	5.9%

The operating lease ROU assets, current operating lease liabilities and non-current operating lease liabilities are disclosed in our condensed consolidated balance sheets.

The table below includes the estimated future undiscounted cash flows for operating leases as of September 30, 2023 (in thousands):

Year Ending December 31,	Amount
Remainder of 2023	$547
2024	1,993
2025	1,867
2026	1,829
2027	1,366
Thereafter	58,151
Total undiscounted lease payments	$65,753
Less: imputed interest	32,598
Present value of lease liabilities	$33,155
Plus: construction costs to be funded by the Company	4,494
Less: reimbursable construction costs from the lessor	(5,618)
Total operating lease liabilities	$32,031

NOTE 5 — LEASES

The Company leases real estate for office space and for administrative, research, marketing and light manufacturing operations of the Lessee’s aerospace related research and development business under operating leases. There are no finance leases.

The Company has six real estate leases with lease terms ranging from 16 months to 250 months, some of which contain options to extend and some of which contain options to terminate the lease without cause at the option of lessee.

The Company’s real estate leasing agreements include terms requiring the Company to reimburse the lessor for its share of real estate taxes, insurance, operating costs and utilities which the Company accounts for as variable lease costs when incurred since the company has elected to not separate lease and non-lease components, and hence are not included in the measurement of lease liability. For the years ended December 31, 2022 and 2021, there were no significant variable lease costs. There are no restrictions or covenants imposed by any of the leases, and none of the Company’s leases contain material residual value guarantees.

In the year ended December 31, 2021, the Company signed a ground lease agreement for the development of a lunar operations center that will serve as a production and testing facility of lunar lander components and other aerospace related operations. The facility is currently under construction, and the lessor will reimburse up to $40 million for certain costs incurred by the Company for design, construction, and development. The Company concluded that it was deemed the owner, for accounting purposes only, of the facility under build-to-suit lease accounting due to its involvement in the construction activities of the facility. Accordingly, the Company is accounting for the construction of the facility as a financing arrangement. As of December 31, 2022, the Company has capitalized $10.3 million of construction in progress and a corresponding financing obligation of $9.1 million. Upon completion of the construction project, the ground lease agreement will have an initial term of 20 years with four optional renewal periods of 5 years each. During the fourth quarter of 2022, construction was completed for a portion of the lunar operations center, and the Company took possession of the completed facility. Upon commencement of the lease, the Company determined that the facility qualified for sale and leaseback accounting, with the leaseback being classified as an operating lease. The Company recorded right-of-use assets and corresponding lease liabilities of approximately $3.1 million. No gain or loss was recognized or deferred on the sale of the facility, as the fair value upon completion was determined to be equal to the carrying value.

As of December 31, 2022, the Company had entered into an operating lease for additional office space that had not yet commenced. The lease commenced in January 2023 with a lease term of 8 months.

The components of total lease expense are as follows (in thousands):

	Year Ended December 31,
	2022	2021
Operating lease cost	$721	$478
Total lease cost	$721	$478

The components of supplemental cash flow information related to operating leases are as follows (in thousands):

	Year Ended December 31,
	2022	2021
Cash paid (received) for amounts included in the measurement of lease liabilities:
Cash flow from operating activities	$832	$633
Weighted Average Lease Term (months)	155	59
Weighted average discount rate	5.7%	6.0%

The Company recorded $10.3 million and zero in property and equipment related to reimbursable leasehold improvement costs incurred as of December 31, 2022 and 2021, respectively.

The supplemental balance sheet information related to operating leases for the period is as follows (in thousands):

	December 31, 2022	December 31, 2021
Long-term right-of-use assets	$4,829	$1,829

Current lease liabilities	$725	$514
Long-term lease liabilities	5,078	2,371
Total operating lease liabilities	$5,803	$2,885

The table below includes the estimated future undiscounted cash flows for operating leases as of December 31, 2022 (in thousands):

Year Ending December 31,	Amount
2023	$858
2024	916
2025	768
2026	706
2027	219
Thereafter	5,681
Total undiscounted lease payments	$9,148
Less: imputed interest	3,345
Present value of lease liabilities	$5,803